Net Income Per Share (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Apr. 30, 2008	Jun. 30, 2011	Apr. 09, 2008
Convertible Notes, convertible amount per share		$ 29.20
Purchase of common stock, shares		13
1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member]
Notes, interest rate	1.75%	1.75%
Convertible Notes, maturity date	Apr. 15, 2015	Apr. 15, 2015
Convertible Notes, convertible amount per share		$ 29.20	$ 24.85